Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock
Common stock subject to possible redemption	20,700,000	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	20,700,000	0
Common stock, shares outstanding	20,700,000	0
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	5,175,000	5,175,000
Common stock, shares outstanding	5,175,000	5,175,000